Income Taxes (Details 1) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Deferred tax assets
Start up costs	$ 299,259	$ 200,231
Inventory	24,349	48,498
Biological asset fair value adjustment		(149,955)
Net operating loss carry-forwards	2,307,529	335,701
Share issuance costs	10,226
Transaction costs	331,164
Allowance for doubtful accounts		29,485
Deferred taxes not recognized	(2,972,527)	(463,960)
Net deferred tax assets